Income and Expenses - Other Operating Result (Details) € in Millions	12 Months Ended
	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)
Disclosure Of Income And Expenses [Line Items]
Other operating income	€ 184.6	€ 140.6	€ 105.0
Other operating expenses	(1,088.3)	(811.5)	(293.0)
Total other operating result	(903.7)	(670.9)	(188.0)
Increase (decrease) in other operating income (expense)	€ (232.8)	€ (482.9)
Percent increase (decrease) in other operating income (expense)	0.35	2.57
Gain on derivative instruments at fair value through profit or loss
Disclosure Of Income And Expenses [Line Items]
Other operating income	€ 65.1	€ 0.0	67.6
Government and similar grants
Disclosure Of Income And Expenses [Line Items]
Other operating income	63.0	31.5	2.2
Bargain purchase
Disclosure Of Income And Expenses [Line Items]
Other operating income	15.0	0.0	0.0
Foreign exchange differences, net
Disclosure Of Income And Expenses [Line Items]
Other operating income	0.0	84.9	0.0
Other operating expenses	(48.9)	0.0	(252.0)
Other
Disclosure Of Income And Expenses [Line Items]
Other operating income	41.5	24.2	35.2
Other operating expenses	(21.9)	(8.0)	(10.8)
Contractual disputes / settlements
Disclosure Of Income And Expenses [Line Items]
Other operating expenses	(789.5)	(657.4)	0.0
External legal advice services
Disclosure Of Income And Expenses [Line Items]
Other operating expenses	(73.8)	(113.7)	(29.4)
Pipeline Prioritization Costs
Disclosure Of Income And Expenses [Line Items]
Other operating expenses	(148.3)	0.0	0.0
Loss on derivative instruments at fair value through profit or loss
Disclosure Of Income And Expenses [Line Items]
Other operating expenses	0.0	(32.4)	0.0
Impairment losses and reversals of impairment losses on financial assets (operating result), net
Disclosure Of Income And Expenses [Line Items]
Other operating expenses	€ (5.9)	€ 0.0	€ (0.8)